THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

February 24, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.

Form N-CSR Annual Report

1940 Act File No. 811-4603

Ladies and Gentlemen:

On behalf of Thrivent Series Fund, Inc., I am filing electronically with the SEC a copy of its Annual Report on Form N-CSR. If you have any questions, please call me at (612) 844-5168. Thank you.

Sincerely,

Rebecca Ann Paulzine

Assistant Secretary